Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments And Financial Risk Management Explanatory [Abstract]
Schedule of changes in financial liabilities from finance activities
	Warrants	Total
	U.S. dollars in thousands
	As Restated
Balance as of January 1, 2018	2,667	2,667
Revaluation during the year	(1,618)	(1,618)
Balance as of December 31, 2018	1,049	1,049
Revaluation during the year	(584)	(584)
Balance as of December 31, 2019	465	465
Revaluation during the year	2,172	2,172
Balance as of December 31, 2020	2,637	2,637